SUPPLEMENTARY PENSION PLANS (Details 3) R$ in Thousands	12 Months Ended
Dec. 31, 2025 BRL (R$)
Retirement Benefits [Member]
IfrsStatementLineItems [Line Items]
Weighted average duration (years)	7 years 10 months 28 days
2026	R$ 277,251
2027	292,614
2028	295,969
2029	298,759
2030	300,824
After 2031	R$ 1,506,457
Other Post Employment Benefits [Member]
IfrsStatementLineItems [Line Items]
Weighted average duration (years)	9 years 6 months 10 days
2026	R$ 65,693
2027	68,711
2028	72,796
2029	76,963
2030	81,159
After 2031	R$ 467,572